Document and Entity Information	Jan. 17, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 17, 2023
Entity Registrant Name	CORE LABORATORIES N V
Entity Incorporation, State or Country Code	P7
Entity File Number	001-14273
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	Van Heuven Goedhartlaan 7B
Entity Address, Postal Zip Code	1181 LE
Entity Address, City or Town	Amstelveen
Entity Address, Country	NL
Country Region	31
City Area Code	20
Local Phone Number	420-3191
Written Communications	true
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock (Par Value EUR 0.02)
Trading Symbol	CLB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001000229